CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Telematics services	$ 189,649	$ 182,944	$ 204,728
Telematics products	81,235	62,683	74,604
Total revenues	270,884	245,627	279,332
Cost of revenues:
Telematics services	84,783	81,365	90,158
Telematics products	59,619	48,747	58,656
Total cost of revenues	144,402	130,112	148,814
Gross profit	126,482	115,515	130,518
Research and development expenses	14,099	12,767	13,913
Selling and marketing expenses	11,906	11,014	12,778
General and administrative expenses	46,118	49,705	55,166
Impairment of goodwill (Note 9)		10,508	12,292
Impairment of intangible assets and other expenses (income), net (Note 8)	(256)	3,690	13,715
Operating income	54,615	27,831	22,654
Other expense, net	(109)	(272)	(26)
Financing income (expenses), net (Note 14)	(5,538)	1,480	576
Income before income tax	48,968	29,039	23,204
Income tax expenses (Note 15)	(11,854)	(10,856)	(12,234)
Share in losses of affiliated companies, net (Note 4A)	(102)	(842)	(3,203)
Net income for the year	37,012	17,341	7,767
Less: Net income attributable to non-controlling interest	(2,756)	(1,218)	(878)
Net income attributable to the Company	$ 34,256	$ 16,123	$ 6,889
Basic and diluted earnings per share attributable to Company's stockholders (Note 16)	$ 1.65	$ 0.77	$ 0.33
Basic and diluted weighted average number of shares outstanding	20,769	20,813	21,037